Premises and Equipment (Summary of Premises and Equipment) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	¥ 3,448,754	¥ 3,293,125
Less: Accumulated depreciation and amortization	1,332,570	1,251,852
Premises and equipment-net	2,116,184	2,041,273
Land
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	566,040	575,054
Buildings
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	811,911	807,312
Equipment and furniture
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	484,102	485,407
Leasehold improvements
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	97,066	93,967
Construction in Progress
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	25,849	23,093
Software and Software Development Costs
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	¥ 1,463,786	¥ 1,308,292